Taxes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 11 –TAXES PAYABLE

At June 30, 2024 and December 31, 2023, taxes payable consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Value-added tax	$1,251,271	$1,219,713
Corporate tax	473,056	564,372
Other taxes	150,104	133,562
Total	$1,874,431	$1,917,647

NOTE 11 – Taxes payable

As of December 31, 2023 and 2022, taxes payable consisted of the following.

	2023	2022

Value-added tax	$1,219,713	$1,135,002
Income tax	564,372	404,617
Other taxes	133,562	131,703
Total	$1,917,647	$1,671,322